Loans payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Loans payable
8.	Loans payable, net
As of December 31, 2021 and 2020, loans payable, net consisted of refundable government loans. The following table shows the component of loans payable, net (in thousands):

	December 31,
	2021	2020
Loans payable, beginning of year	$13,624	$5,555
SIF contribution	16,786	11,661
Payments	(399)	—
TPC debt forgiveness	—	(3,873)
Foreign exchange (gain) loss	(167)	281

Loans payable, end of year	$29,844	$13,624

Discount, beginning of year	$(11,948)	$—
SIF discount on additional contribution	(7,167)	(11,199)
TPC discount on additional contribution	—	(748)
Government interest expense	1,728	232
Foreign exchange (gain) loss	(4)	(233)

Discount, end of year	$(17,391)	$(11,948)

Total Loans payable, net	$12,453	$1,676
Short-term portion	220	355
Long-term portion	12,233	1,321

Total loans payable, net	12,453	1,676

TPC liability
During the period from 2010 through 2021, the Company received funding totalling C$12.5 million from TPC. The obligation associated with that funding was required to be repaid on a fixed schedule due in May of each year.
On November 23, 2020, the Company entered into an amendment which forgave C$5.0 million of unpaid accrued debt principal and interest owed from 2019 through 2020. During the year ended December 31, 2020, the Company recorded the debt forgiveness of $3.9 million in gain on debt extinguishment in the consolidated statement of operations and comprehensive loss.
The
 amendment also waived the interest charge on the remaining C$
2.5
 million of principal and revised the repayment schedule to C$
500,000
due annually on April 30, 2021, to April 30, 2025. This repayable contribution is repayable over
5
years. The initial fair value of the TPC loan is determined
by using a discounted cash flow analysis. The only significant assumption used in determining the discounted cash flow is the discount rate used by Management of
25
%. Loans received under government funding agreements are recorded in the consolidated balance sheets as loans payable.
SIF liability
On November 20, 2020, the Company entered into an agreement with SIF, whereby SIF agreed to make a repayable contribution to the Company of up to C$40.0 million (“the Contribution”). Funds from the loan are to be used for projects involving the adaption of research findings for commercial applications that have the potential for market disruption; development of current product and services through the implementation of new or incremental technology that will enhance the Company’s competitive capability; and development of process improvements which reduce the environmental footprint of current production through the use of new or improved technologies.

The annual repayment of the Contribution is calculated based upon a formula using the Company’s fiscal year revenue multiplied by a repayment rate. The contractual repayment period is 15 years and commences in the first year in which the Company reports annual revenue of $70.0 million (the “Benchmark Year”). In each of those years, an annual repayment amount is due. Each annual repayment must be paid by April 30 of the year following the year for which the annual repayment due will be calculated. If the Benchmark Year is not achieved within 14 years following the fiscal year in which the project is completed, the SIF loan is forgiven. The SIF loan is initially recorded at fair value, and subsequently at amortized cost. As the SIF contribution is interest free, the difference between the carrying value and initial fair value is recorded as government assistance on the consolidated statement of operations and comprehensive loss.
The initial fair value of the SIF loan is determined by using a discounted cash flow analysis for the loan, which requires a number of assumptions. The significant assumptions used in determining the discounted cash flows include estimating the amount and timing of future revenue for the Company and the discount rate. The Company’s estimates of future revenues are derived from several significant assumptions including expected success of Leap
TM
and partnerships with large scale resellers. In determining the appropriate discount rates, the Company considered the weighted average cost of capital for the Company, risk adjusted based on the development risks of the Company’s product. Management used a discount rate of 26% to discount the SIF loan. Should projected revenue not be achieved as predicted, the adjustment to the fair value of the SIF loan could be material. The original fair value of the loan and the subsequent amortized cost value is highly sensitive to timing of loan payments and discount rate. A 5% decrease in projected revenue over the term of the SIF loan may decrease the carrying value by $157,000. At December 31, 2021, the carrying value of the loan approximates its fair value.
Repayments of the SIF contributions could also be triggered upon default of the agreement, or termination of the agreement, or upon a change of control that has not been approved by the Canadian government. As of the date of these financial statements, the Company has applied for approval from the Canadian government for the transaction with DPCM and is awaiting final confirmation of approval. In the event approval is not granted, the drawn amount of the SIF loan becomes repayable.
During the years ended December 31, 2021, and 2020, the Company recognized $3.1 million and $11.7 million, respectively, in research incentives receivable related to approved eligible expenditure claims from SIF. For the years ended December 31, 2021, and 2020 the difference (“discount”) between the book value and initial fair value totalling $7.2 million and $12.0 million was recorded as government assistance. During the year ended December 31, 2021, the carrying value of the loan increased by $3.8 million due to additional SIF contributions and a change in management’s forecast of future revenue
.

DWave System [Member]
Short-term Debt [Line Items]
Loans payable
7.	Loans payable
As of June 30, 2022, loans payable consisted of the refundable government loans and the Venture Loan. At December 31, 2021, loans payable consisted of refundable government loans. The following table shows the component of loans payable (in thousands):

	June 30, 2022	December 31, 2021
Loan payable, beginning of period	$29,844	$13,624
SIF contribution	—	16,786
Venture Loan	20,000	—
Payments	(398)	(399)
Interest on Venture Loan	606	—
Final fee on Venture Loan	583	—
Foreign exchange (gain) loss	(452)	(167)

Loan payable, end of period	$50,183	$29,844

Discount, beginning of period	$(17,391)	$(11,948)
SIF discount on additional contribution	—	(7,167)
Venture Loan discount	(130)	—
Interest expense	1,349	1,728
Foreign exchange (gain) loss	245	(4)

Discount, end of period	$(15,927)	$(17,391)

Total loans payable, end of period	$34,256	$12,453
Short-term portion	21,353	220
Long-term portion	12,903	12,233

Total loans payable	$34,256	$12,453

SIF liability
On November 20, 2020, the Company entered into an agreement with SIF, whereby SIF agreed to make a repayable contribution to the Company of up to C$40.0 million (“the Contribution”). Funds from the loan are to be used for projects involving the adaption of research findings for commercial applications that have the potential for market disruption; development of current product and services through the implementation of new or incremental technology that will enhance the Company’s competitive capability; and development of process improvements which reduce the environmental footprint of current production through the use of new or improved technologies.
The annual repayment of the Contribution is calculated based upon a formula using the Company’s fiscal year revenue multiplied by a repayment rate. The contractual repayment period is 15 years and commences in the first year in which the Company reports annual revenue of $70.0 million (the “Benchmark Year”). In each of those years, an annual repayment amount is due. Each annual repayment must be paid by April 30 of the year following the year for which the annual repayment due will be calculated. If the Benchmark Year is not achieved within 14 years following the fiscal year in which the project is completed, the SIF loan is forgiven. The SIF loan is initially recorded at fair value, and subsequently at amortized cost. As the SIF contribution is interest free, the difference between the carrying value and initial fair value is recorded as government assistance on the consolidated statement of operations and comprehensive loss.
The initial fair value of the SIF loan is determined by using a discounted cash flow analysis for the loan, which requires a number of assumptions. The significant assumptions used in determining the discounted cash flows include estimating the amount and timing of future revenue for the Company and the discount rate. The

Company’s estimates of future revenues are derived from several significant assumptions including expected success of Leap
TM
and partnerships with large scale resellers. In determining the appropriate discount rates, the Company considered the weighted average cost of capital for the Company, risk adjusted based on the development risks of the Company’s product. Management used a discount rate of 26% to discount the SIF loan. Should projected revenue not be achieved as predicted, the adjustment to the fair value of the SIF loan could be material. At June 30, 2022, the carrying value of the loan approximates its fair value.
Repayments of the SIF contributions could also be triggered upon default of the agreement, or termination of the agreement, or upon a change of control that has not been approved by the Canadian government. The Canadian government approved the transaction with DPCM conditionally on May 9, 2022, with all conditions being satisfied on the closing date of the transaction.
Venture Loan
On March 3, 2022 the Company entered a Venture Loan and Security Agreement with PSPIB. Under this loan agreement, the Company may borrow up to an aggregate principal amount of
$25.0 million in three tranches, subject to certain terms and conditions. The loan is subject to a per annum interest rate as published in the Wall Street Journal or any successor publication as the “prime rate” plus 7.25% provided that the Wall Street Journal prime rate is not less than 3.25% and if found to be less than 3.25%, such rate will be deemed to be 3.25
%. The maturity date of the loan is defined as the earliest of December 31, 2022 or the closing of the Business Combination, or the date of acceleration of such loan following an event of default. As of June 30, 2022, the Company received $20.0 million recorded in loan proceeds that were recorded in current loans payable in its condensed consolidated balance sheet,
$15.0

million of which was received on March 3, 2022 and

$5.0
million of which was received on June 30, 2022. All obligations under the Venture Loan were repaid upon the completion of the Business Combination on August 5, 2022.